INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of company's net deferred tax assets (liability)

	December 31,	December 31,
	2023	2022
Deferred tax assets (liability)
Organizational costs/Startup expenses	$475,133	$287,868
Federal Net Operating loss	—	—
Total deferred tax assets (liability)	475,133	287,868
Valuation allowance	(475,133)	(287,868)
Deferred tax assets (liability), net of allowance	$—	$—

Schedule income tax provision

	December 31,	December 31,
	2023	2022
Federal
Current	$1,027,644	$791,758
Deferred	(187,264)	(274,031)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	187,264	274,031
Income tax provision	$1,027,644	$791,758

Schedule of reconciliation of the federal income tax rate to the company's effective tax rate

	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction Costs	14.3%	0.0%
Fines and Penalties	0.2%	0.0%
Change in valuation allowance	7.9%	11.1%
Income tax provision	43.4%	32.1%